Contingent Consideration (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration

A reconciliation of changes in the liability related to contingent consideration during the year ended December 31, 2020 follows:

(in thousands)
Fair value at June 10, 2020	$347,089
Change in fair value	131,932
Reclassification of shares to equity	(479,021)

Fair value at December 31, 2020	$—